Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
With respect to grants of stock options or other equity awards to others in the Company, such grants are similarly made on a predetermined schedule. That schedule is around the end of each fiscal quarter for employees whose start date aligns most closely with such quarter end. We do not take material nonpublic information into account when making such grants since the timing and terms of equity awards have been done in accordance with such a long-standing practice. Instead, the timing of grants is made in accordance with the established compensation cycle. We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of any NEO, other officer, or other employee compensation. During fiscal year 2025, we did not grant any stock option, stock appreciation rights, or option-like rights to any NEO or any other employee during any period beginning four business days before and ending one business day after the filing of any Company periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Company Form 8-K that disclosed any material nonpublic information.

Award Timing Method	With respect to grants of stock options or other equity awards to others in the Company, such grants are similarly made on a predetermined schedule. That schedule is around the end of each fiscal quarter for employees whose start date aligns most closely with such quarter end.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false